SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	21. SUBSEQUENT EVENTS In January and March 2019, the Group granted 3,467,500 and 947,000 service-based restricted share units to its employees and directors under the 2017 Plan, respectively.